Activities of Orange Bank - Assets available for sale - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [abstract]
Other comprehensive income	€ 23	€ (4)
Operating segments [member] | Orange Bank, operating segment [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	3	(5)
Other comprehensive income	€ 3	€ (5)